Trade and other payables -Summary of trade and other payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Description Of Trade And Other Payables [Line Items]
Trade payables	€ 74,206	€ 98,491
Other payables	49,771	37,227
Related parties	49,878	680,733
Trade and other payables	€ 173,855	€ 816,451